Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of number of shares and loss used in the computation of loss per share
	Nine months ended		Three months ended
	September 30, 2021
	Unaudited
	Weighted number of shares	Loss attributed to equity holders of the Company	Weighted number of shares	Loss attributed to equity holders of the Company

For the computation of basic loss	59,219,757	59,006	59,281,243	19,651
Effect of potential dilutive ordinary shares (Warrants)	128,111	11,257	-	-

For the computation of diluted loss	59,347,868	70,263	59,281,243	19,651